Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
REVENUE
TOTAL REVENUE	$ 2,398,163	$ 872,762	$ 4,278,983	$ 5,469,693
COST OF REVENUE	1,987,681	731,062	3,185,444	4,560,171
GROSS PROFIT	410,482	141,700	1,093,539	909,522
OPERATING EXPENSES
General & Administrative	1,012,319	1,048,549	3,370,549	3,187,581
Total Operating Expenses	1,012,319	1,048,549	3,370,549	3,187,581
LOSS FROM OPERATIONS	(601,837)	(906,849)	(2,277,010)	(2,278,058)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)	8,370	248	34,157	(22,110)
Interest Income	24,904	56,361	92,920	104,460
Interest Expense	(5,911)	(2,306)	(15,420)	(5,850)
Total Other Income (Expense), Net	27,363	54,303	111,657	76,500
LOSS BEFORE INCOME TAXES	(574,474)	(852,546)	(2,165,353)	(2,201,558)
BENEFIT (PROVISION) FOR INCOME TAXES	132	206	(32,464)	(18,384)
NET LOSS	(574,342)	(852,340)	(2,197,817)	(2,219,942)
Net Loss attributable to the Non-Controlling Interest	19,331	23,522	40,330	83,489
NET LOSS ATTRIBUTABLE TO IVEDA SOLUTIONS, INC.	$ (555,011)	$ (828,818)	$ (2,157,487)	$ (2,136,453)
BASIC LOSS PER SHARE	$ (0.26)	$ (0.41)	$ (1.05)	$ (1.07)
DILUTED LOSS PER SHARE	$ (0.26)	$ (0.41)	$ (1.05)	$ (1.07)
BASIC WEIGHTED AVERAGE SHARES	2,115,307	2,005,159	2,055,649	2,008,737
DILUTED WEIGHTED AVERAGE SHARES	2,115,307	2,005,159	2,055,649	2,008,737
Equipment Sales [Member]
REVENUE
TOTAL REVENUE	$ 2,336,590	$ 785,065	$ 4,008,978	$ 5,105,280
Service Revenue [Member]
REVENUE
TOTAL REVENUE	$ 61,573	$ 87,697	$ 270,005	$ 364,413